EXHIBIT 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-2

Collection Period			11/1/11-11/30/11
Determination Date			12/9/2011
Distribution Date			12/15/2011

Pool Balance

1. Pool Balance on the close of the last day of the preceding Collection Period			$378,932,696.32
2. Collections allocable to Principal			$13,347,525.28
3. Purchase Amount allocable to Principal			$0.00
4. Defaulted Receivables			$624,894.49

5. Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)			$364,960,276.55

6. Total number of Receivables outstanding on the close of the last day of the related Collection Period			29,831

7. Initial Pool Balance			$650,000,000.99

8. Note Balances	Beginning of Period	End of Period
a. Class A-1 Note Balance	$0.00		$0.00
b. Class A-2 Note Balance	$0.00		$0.00
c. Class A-3 Note Balance	$239,248,705.88		$225,485,872.40
d. Class A-4 Note Balance	$82,000,000.00		$82,000,000.00
e. Class B Note Balance	$43,875,000.00		$43,875,000.00
f. Class C Note Balance	$8,125,000.00		$8,125,000.00

g. Note Balance (sum a - f)	$373,248,705.88		$359,485,872.40

9. Pool Factors
a. Class A-1 Note Pool Factor	0.0000000		0.0000000
b. Class A-2 Note Pool Factor	0.0000000		0.0000000
c. Class A-3 Note Pool Factor	0.9608382		0.9055658
d. Class A-4 Note Pool Factor	1.0000000		1.0000000
e. Class B Note Pool Factor	1.0000000		1.0000000
f. Class C Note Pool Factor	1.0000000		1.0000000

g. Note Pool Factor	0.5742288		0.5530552

10. Overcollateralization Target Amount			$5,474,404.15
11. Current overcollateralization amount (Pool Balance—Note Balance)			$5,474,404.15
12. Weighted Average Coupon		%	9.55%
13. Weighted Average Original Term		months	65.47
14. Weighted Average Remaining Term		months	45.49

Collections

15. Finance Charges:
a. Collections allocable to Finance Charge			$3,020,934.18
b. Liquidation Proceeds allocable to Finance Charge			$927.50
c. Purchase Amount allocable to Finance Charge			$0.00

d. Available Finance Charge Collections (sum a - c)			$3,021,861.68

16. Principal:
a. Collections allocable to Principal			$13,347,525.28
b. Liquidation Proceeds allocable to Principal			$391,835.17
c. Purchase Amount allocable to Principal			$0.00

d. Available Principal Collections (sum a - c)			$13,739,360.45

17. Total Finance Charge and Principal Collections (15d+16d)	$16,761,222.13
18. Interest Income from Collection Account	$1,276.58
19. Simple Interest Advances	$0.00

20. Available Collections (Ln17+18+19)	$16,762,498.71

Available Funds

21. Available Collections	$16,762,498.71
22. Reserve Account Draw Amount	$0.00

23. Available Funds	$16,762,498.71

Application of Available Funds

24. Servicing Fee
a. Monthly Servicing Fee	$315,777.25
b. Amount Unpaid from Prior Months	$0.00
c. Amount Paid	$315,777.25

d. Shortfall Amount (a + b - c)	$0.00

25. Unreimbursed Servicer Advances	$0.00

26. Backup Servicing Fees and Unpaid Transition Expenses
a. Monthly Servicing Fee	$2,500.00
b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
c. Other Unpaid Backup Servicing Fees	$0.00
d. Amount Paid	$2,500.00

e. Shortfall Amount (a + b + c - d)	$0.00

27. Class A Noteholder Interest Amounts
a. Class A-1 Monthly Interest	$0.00
b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

d. Total Class A-1 Note Interest (sum a - c)	$0.00

e. Class A-2 Monthly Interest	$0.00
f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

h. Total Class A-2 Note Interest (sum e - g)	$0.00

i. Class A-3 Monthly Interest	$281,117.23
j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

l. Total Class A-3 Note Interest (sum i - k)	$281,117.23

m. Class A-4 Monthly Interest	$139,400.00
n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

p. Total Class A-4 Note Interest (sum m - o)	$139,400.00

28. Priority Principal Distributable Amount	$0.00

29. Class B Noteholder Interest Amount
a. Class B Monthly Interest	$144,787.50
b. Additional Note Interest related to Class B Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

d. Total Class B Note Interest (sum a - c)	$144,787.50

30. Secondary Principal Distributable Amount	$163,429.33

31. Class C Noteholder Interest Amount
a. Class C Monthly Interest	$35,072.92
b. Additional Note Interest related to Class C Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

d. Total Class C Note Interest (sum a - c)	$35,072.92

32. Tertiary Principal Distributable Amount	$8,125,000.00

33. Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 32))	$9,207,084.23

34. Reserve Account Deficiency	$0.00

35. Regular Principal Distributable Amount	$5,474,404.15

36. Remaining Unpaid Servicer Transition Expenses, if any	$0.00

37. Additional Servicing Fees, if any	$0.00

38. Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00

Collection Account Activity

39. Deposits
a. Total Daily Deposits of Finance Charge Collections	$3,021,861.68
b. Total Daily Deposits of Principal Collections	$13,739,360.45
c. Withdrawal from Reserve Account	$0.00
d. Interest Income	$1,276.58

e. Total Deposits to Collection Account (sum a - d)	$16,762,498.71

40. Withdrawals
a. Servicing Fee and Unreimbursed Servicer Advances	$315,777.25
b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$14,363,211.13
d. Deposit to Reserve Account	$0.00
e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,081,010.33

f. Total Withdrawals from Collection Account (sum a - e)	$16,762,498.71

Note Payment Account Activity

41. Deposits
a. Class A-1 Interest Distribution	$0.00
b. Class A-2 Interest Distribution	$0.00
c. Class A-3 Interest Distribution	$281,117.23
d. Class A-4 Interest Distribution	$139,400.00
e. Class B Interest Distribution	$144,787.50
f. Class C Interest Distribution	$35,072.92
g. Class A-1 Principal Distribution	$0.00
h. Class A-2 Principal Distribution	$0.00
i. Class A-3 Principal Distribution	$13,762,833.48
j. Class A-4 Principal Distribution	$0.00
k. Class B Principal Distribution	$0.00
l. Class C Principal Distribution	$0.00

m. Total Deposits to Note Payment Account (sum a - l)	$14,363,211.13

42. Withdrawals
a. Class A-1 Distribution	$0.00
b. Class A-2 Distribution	$0.00
c. Class A-3 Distribution	$14,043,950.71
d. Class A-4 Distribution	$139,400.00
e. Class B Distribution	$144,787.50
f. Class C Distribution	$35,072.92

g. Total Withdrawals from Note Payment Account (sum a - f)	$14,363,211.13

Certificate Payment Account Activity

43. Deposits
a. Excess Collections	$2,081,010.33
b. Reserve Account surplus (Ln 53)	$137.70

c. Total Deposits to Certificate Payment Account (sum a - b)	$2,081,148.03

44. Withdrawals
a. Certificateholder Distribution	$2,081,148.03

b. Total Withdrawals from Certificate Payment Account	$2,081,148.03

Required Reserve Account Amount

45. Lesser of: (a or b)
a. $1,625,000.00		$1,625,000.00
b. Note Balance		$359,485,872.40

46. Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

47. Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
48. Investment Earnings		$137.70
49. Reserve Account Draw Amount		$0.00

50. Reserve Account Amount (Ln 47 + Ln 48 - Ln 49)		$1,625,137.70
51. Deposit from Available Funds (Ln 40d)		$0.00
52. If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
53. Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 52 exist		$137.70

54. Ending Balance (Ln50 + Ln51 - Ln52 - Ln53)		$1,625,000.00
55. Reserve Account Deficiency (Ln46 - Ln54)		$0.00

Instructions to the Trustee

56. Amount to be deposited from the Reserve Account into the Collection Account		$0.00
57. Amount to be paid to Servicer from the Collection Account		$315,777.25
58. Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
59. Amount to be deposited from the Collection Account into the Note Payment Account		$14,363,211.13
60. Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,081,010.33
61. Amount to be deposited from the Collection Account into the Reserve Account		$0.00
62. Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$137.70
63. Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
64. Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$0.00
65. Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$14,043,950.71
66. Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$139,400.00
67. Amount to be paid to Class B Noteholders from the Note Payment Account		$144,787.50
68. Amount to be paid to Class C Noteholders from the Note Payment Account		$35,072.92

69. Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,081,148.03

Net Loss and Delinquency Activity

70. Net Losses with respect to preceding Collection Period		$232,131.82
71. Cumulative Net Losses		$3,351,014.73
72. Cumulative Net Loss Percentage		0.5155%

73. Delinquency Analysis	Number of Loans	Principal Balance
a. 31 to 60 days past due	579	$7,680,248.73
b. 61 to 90 days past due	167	$1,885,932.56
c. 91 or more days past due	77	$784,316.19

d. Total Past Due (sum a-c)	823	10,350,497.48

Servicer Covenant

74. CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,542,141,000.00
75. Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 09, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer